PLANT AND EQUIPMENT, NET (Tables)	12 Months Ended
Sep. 30, 2013
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment [Table Text Block]
Plant and equipment, net consist of the following:

	September 30,
	2012	2013
	RMB	RMB

Plant and building	155,343	252,842
Machinery and equipment	73,824	144,939
Furniture and office equipment	11,536	12,168
Motor vehicles	10,194	11,773
Leasehold improvements	212	-

Total	251,109	421,722
Accumulated depreciation	(66,000)	(82,284)
Construction in progress	131,976	15,297

Plant and equipment, net	317,085	354,735